Weil, Gotshal & Manges LLP
767 Fifth Avenue
New York, New York  10153

April 5, 2005

Securities and Exchange Commission
Division of Corporation Finance
450 Fifth Street, N.W.
Washington, D.C.  20549
Attn:  Mr. Christian N. Windsor

Re:	Refco Group Ltd., LLC/ Refco Finance Inc.
Registration Statement on Form S-4
File No. 333-119701

Ladies and Gentlemen:

On behalf of our clients, Refco Group Ltd., LLC and Refco Finance Inc. (collectively, the “Company”), we are transmitting herewith via the EDGAR system for filing with the Commission Amendment No. 5 to the Registration Statement on Form S-4 (the “Amendment”) of the Company (File No. 333-119701, together with exhibits thereto).

We would very much appreciate receiving the Staff’s comments, if any, with respect to the Amendment as promptly as applicable.  If it would expedite the review of the information provided herein, please do not hesitate to call the undersigned at (212) 310-8971.

Sincerely yours,

/s/ ALEXANDER D. LYNCH
Alexander D. Lynch